COLUMBIA FUNDS SERIES TRUST I

Supplement dated November 13, 2009

to the following Prospectuses

Columbia High Yield Municipal Fund

Supplement to the Prospectuses dated

November 1, 2009

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated November 1, 2009

(for Class A, Class B, Class C and Class Z shares only)

Columbia Balanced Fund

Columbia Federal Securities Fund

Columbia Oregon Intermediate Municipal Bond Fund

Supplement to the Prospectuses dated

January 1, 2009

Columbia Conservative High Yield Fund

Supplement to the Prospectuses dated January 1, 2009

(for Class A, Class B, Class C and Class Z shares only)

Columbia Technology Fund

Columbia Greater China Fund

Supplement to the Prospectuses dated

January 1, 2009

Columbia Strategic Investor Fund

Columbia Small Cap Growth Fund I

Columbia Mid Cap Growth Fund

Supplement to the Prospectuses dated

January 1, 2009 (for Class A, Class B, Class C, Class R, Class T and Class Z shares only, as applicable)

Columbia Real Estate Equity Fund

Columbia International Stock Fund

Supplement to the Prospectuses dated

January 1, 2009, as revised January 7, 2009 (for Class A,

Class B, and Class C shares) and the Prospectuses dated

January 1, 2009 (for Class Z shares)

Columbia Large Cap Growth Fund

Supplement to the Prospectuses dated

February 1, 2009 (for Class A, Class B, Class C, Class E,

Class F, Class T and Class Z shares only)

Columbia Asset Allocation Fund

Columbia Contrarian Core Fund

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Liberty Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated

February 1, 2009

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the Prospectuses dated

March 1, 2009

Columbia Tax-Exempt Fund

Supplement to the Prospectuses dated

April 1, 2009

Columbia Bond Fund

Supplement to the Prospectuses dated August 1, 2009

(for Class A, Class C and Class Z shares only)

Columbia Blended Equity Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia International Growth Fund

Columbia Mid Cap Core Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia World Equity Fund

Supplement to the Prospectuses dated

August 1, 2009

Columbia Core Bond Fund

Supplement to the Prospectuses dated

September 1, 2009

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated

October 1, 2009

(Each a “Fund” and together the “Funds”)

For each Fund’s Prospectuses (except for the Class Y shares Prospectuses, as applicable), paragraph five of the section entitled “Financial Intermediary Compensation” is deleted and replaced in its entirety with the following:

As of November 1, 2009, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets or up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent based on a per account basis. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Shareholders should retain this Supplement for future reference.

INT-47/26936-1109